13F-HR
                             FORM 13F HR

                       	UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 30 SEPTEMBER 2009

CHECK HERE IF AMENDMENT (x); AMENDMENT NUMBER: 0
THIS AMENDMENT (CHECK ONLY ONE.):  (x) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    HSBC HOLDINGS PLC
ADDRESS: 8 CANADA SQUARE, LONDON E14 5HQ

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS MATERIALLY TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:


NAME:     H. V. Taylor
TITLE:    Head of Regulatory Reporting
PHONE:    + 44 (0)20 7992 1234

SIGNATURE, PLACE, AND DATE OF SIGNING:



/s/ H.V.Taylor        	       LONDON 	UK      26 August 2010


REPORT TYPE (CHECK ONLY ONE):

( X )        13F HOLDINGS REPORT

(   )        13F NOTICE

(   )        13F COMBINATION REPORT



LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

1. HSBC BANK USA N.A.
2. HSBC INVESTMENTS (HONG KONG) LTD
3. HSBC BANK PLC
4. HSBC HONG KONG TRUSTEE OPERATIONS
5. HSBC INVESTMENTS (UK) LTD
6. HSBC BANK CANADA
7. HSBC ASSET MANAGEMENT SINGAPORE LTD
8. HSBC ASSET MANAGEMENT (TAIWAN) LTD
9. BANK OF BERMUDA

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.








FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             1

FORM 13F INFORMATION TABLE ENTRY TOTAL:     1

FORM 13F INFORMATION TABLE VALUE TOTAL:     $3,134

LIST OF OTHER INCLUDED MANAGERS:



3. HSBC BANK PLC



HSBC HOLDINGS PLC
REGULATION 13F REPORTING
REPORT DATE: 30-September-2009

                                                                            SHARES OR
                                                               FAIR MARKET  PRINCIPLE
NAME OF ISSUER                   TITLE OF CLASS    CUSIP       VALUE(x1000)   AMOUNT
SPDR TR                          UNIT SER 1        78462F103          3,134     29,670





HSBC HOLDINGS PLC
REGULATION 13F REPORTING
REPORT DATE: 30-September-2009



                                 INVESTMENT DISCRETION              VOTING AUTHORITY
                                  (A)    (B)   (C)  Managers     (A)      (B)       (C)
NAME OF ISSUER                    Sole Shared  None Item         Sole    Shared     None
SPDR TR                                  X           3        0          0     29,670


